united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 09/30

Date of reporting period: 03/31/17

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class I Shares: DPFNX

Semi-Annual Report
March 31, 2017

www.deerparkfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, compared to its benchmarks:

			Annualized
			Inception** -
	Six Months	One Year	March 31, 2017
Class A Shares	3.86%	11.25%	10.25%
Class A Shares with load	(2.12)%	4.82%	5.85%
Class I Shares	3.96%	11.48%	10.56%
Bloomberg Barclays U.S. Aggregate Bond Index ***	(2.18)%	0.44%	1.68%
HFRX Fixed Income - Credit Index ****	3.24%	8.19%	2.26%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.24% and 1.99%, respectively, for Class A and Class I shares per the January 30, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

****	HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2017, are as follows:

Percent of
Portfolio Composition:	Net Assets
Subprime Residential Mortgage Backed Securities	46.2%
Alternative-A/Prime Residential Mortgage Backed Securities	20.1%
Commercial Mortgage Backed Securities	15.2%
Corporate Bond	7.1%
Manufactured Housing	2.0%
Second Lien Mortgage Backed Securitites	0.5%
Short Term Investment	10.4%
Liabilities in Excess of Other Assets	(1.5)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal ($)		Fair Value
	ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES - 20.1%
3,612,965	Alternative Loan Trust 2004-29CB, 5.500% due 1/25/2035	$608,895
381,403	Alternative Loan Trust 2005-36, 2.821% due 8/25/2035	134,558
833,814	Alternative Loan Trust 2005-65CB, 1.732% due 1/25/2036	645,867
2,611,555	Alternative Loan Trust 2006-OA6, 1.252% due 7/25/2046	1,873,368
1,302,210	American Home Mortgage Investment Trust 2006-3, 1.212% due 12/25/2046	659,884
77,003	Banc of America Funding 2004-C Trust, 3.194% due 12/20/2034	69,698
130,919	Banc of America Funding 2005-F Trust, 1.288% due 9/20/2035	90,433
2,000,000	Banc of America Funding 2006-D Trust, 1.258% due 5/20/2036	940,067
5,000,000	Bayview Commercial Asset Trust 2007-6, 2.482% due 12/25/2037, 144A (b)	3,312,466
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 2.333% due 6/28/2044	1,716,006
63,991	Bear Stearns ARM Trust 2002-1, 3.980% due 2/25/2024	59,293
270,400	Bear Stearns ARM Trust 2004-7, 3.276% due 10/25/2034	256,030
157,243	Bear Stearns Asset Backed Securities Trust 2003-AC4, 5.658% due 9/25/2033	148,428
165,810	Bear Stearns Asset Backed Securities Trust 2003-AC6, 3.632% due 11/25/2033	145,538
153,323	Bear Stearns Asset Backed Securities Trust 2004-SD1, 6.000% due 12/25/2042	134,570
2,700,000	ChaseFlex Trust Series 2007-2, 1.382% due 5/25/2037	1,535,251
963,377	CHL Mortgage Pass-Through Trust 2003-58, 3.319% due 2/19/2034	885,947
104,597	CHL Mortgage Pass-Through Trust 2004-2, 3.429% due 3/25/2034	56,306
1,817,752	CHL Mortgage Pass-Through Trust 2004-6, 2.997% due 5/25/2034	1,598,618
96,997	CHL Mortgage Pass-Through Trust 2005-11, 1.252% due 4/25/2035	80,886
252,469	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.363% due 2/25/2047	217,158
282,538	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	268,859
198,611	Credit Suisse First Boston Mortgage Securities Corp., 5.708% due 5/25/2033	174,267
1,559,798	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1.232% due 5/28/2037, 144A (b)	238,196
44,957	DSLA Mortgage Loan Trust 2004-AR3, 2.078% due 7/19/2044	39,777
829,057	GreenPoint Mortgage Loan Trust 2004-1, 1.557% due 10/25/2034	740,885
5,000,000	GSAA Trust, 1.752% due 6/25/2035	2,287,316
2,926,000	GSAA Trust, 2.182% due 6/25/2035	1,515,612
3,419,086	GSR Mortgage Loan Trust 2006-4F, 1.332% due 5/25/2036	1,122,047
1,500,232	GSR Mortgage Loan Trust 2006-9F, 1.332% due 10/25/2036	518,314
46,531	GSR Mortgage Loan Trust 2006-AR2, 3.379% due 4/25/2036	42,774
6,933,310	HarborView Mortgage Loan Trust 2007-1, 1.158% due 3/19/2037	3,819,420
479,160	HomeBanc Mortgage Trust 2004-2, 1.957% due 12/25/2034	428,103
191,777	Impac CMB Trust Series 2005-2, 1.747% due 4/25/2035	150,066
175,764	Impac CMB Trust Series 2005-3, 1.582% due 8/25/2035	151,555
97,021	Impac CMB Trust Series 2005-6, 4.357% due 10/25/2035	96,224
4,066,931	Impac Secured Assets CMN Owner Trust, 2.632% due 2/25/2035	2,768,248
170,504	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1.882% due 8/25/2034	3,576
667,082	JP Morgan Mortgage Trust 2005-A1, 3.298% due 2/25/2035	527,495
189,514	JP Morgan Mortgage Trust 2006-S3, 6.500% due 8/25/2036	156,775
319,219	MASTR Alternative Loan Trust 2006-2, 1.382% due 3/25/2036	68,190
491,106	MASTR Alternative Loan Trust 2006-2, 1.332% due 3/25/2036	103,463
749,871	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.374% due 9/25/2037	506,693
147,076	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1, 3.245% due 2/25/2034	118,193
695,000	Prime Mortgage Trust 2006-CL1, 1.462% due 2/25/2035	381,634
325,067	RAAC Series 2004-SP3 Trust, 2.832% due 9/25/2034	214,910
379,721	RALI Series 2003-QS9 Trust, 1.432% due 5/25/2018	371,038
2,885,977	RALI Series 2007-QH7 Trust, 1.252% due 8/25/2037	716,554
70,221	RFSC Series 2001-RM2 Trust, 2.974% due 6/25/2031	61,430

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)		Fair Value
	ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 20.1%
553,458	Sequoia Mortgage Trust 9, 2.103% due 9/20/2032	$451,439
1,033,652	Structured Asset Mortgage Investments II Trust 2006-AR3, 1.192% due 4/25/2036	921,130
242,005	WaMu Mortgage Pass-Through Certificates Series 2003-S10 Trust, 4.721% due 10/25/2018	238,077
49,062	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.205% due 2/25/2018	48,513
15,096	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.205% due 2/25/2018	14,840
342,551	Wells Fargo Mortgage Backed Securities 2004-C Trust, 3.325% due 4/25/2034	174,568
	TOTAL ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES
	(Cost $34,240,777)	34,609,448

	COMMERCIAL MORTGAGE BACKED SECURITIES - 15.2%
1,250,000	Banc of America Commercial Mortgage Trust 2006-1, 5.714% due 9/10/2045, 144A (b)	1,220,711
303,422	Bayview Commercial Asset Trust 2005-2, 1.592% due 8/25/2035, 144A (b)	254,233
623,683	Bayview Commercial Asset Trust 2005-2, 1.462% due 8/25/2035, 144A (b)	530,886
742,868	Bayview Commercial Asset Trust 2006-2, 1.402% due 7/25/2036, 144A (b)	614,566
1,264,367	Bayview Commercial Asset Trust 2006-SP2, 1.542% due 1/25/2037, 144A (b)	983,958
1,179,534	Bayview Commercial Asset Trust 2006-SP2, 1.472% due 1/25/2037, 144A (b)	954,523
3,800,540	Bayview Commercial Asset Trust 2006-SP2, 1.452% due 1/25/2037, 144A (b)	3,194,612
868,713	Bayview Commercial Asset Trust 2007-1, 1.272% due 3/25/2037, 144A (b)	744,049
792,547	Bayview Commercial Asset Trust 2007-2, 1.098% due 7/25/2037, 144A (b)	665,497
4,361,037	Bayview Commercial Asset Trust 2007-4, 1.532% due 9/25/2037, 144A (b)	3,186,606
8,628,500	Bayview Commercial Asset Trust 2007-5, 2.482% due 10/25/2037, 144A (b)	4,817,927
750,000	Bayview Commercial Asset Trust 2008-1, 2.482% due 1/25/2038, 144A (b)	632,106
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 3.232% due 4/25/2036, 144A (b)	1,231,252
1,700,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 2.082% due 4/25/2036, 144A (b)	1,310,048
1,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1.632% due 4/25/2036, 144A (b)	917,519
1,500,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 5.685% due 2/15/2039, 144A (b)	1,510,315
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.354% due 7/15/2041	141,462
868,036	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623% due 5/12/2045	748,249
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.939% due 4/17/2045	271,425
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.939% due 4/17/2045	99,972
758,753	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10, 5.464% due 1/15/2049	758,133
1,500,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.880% due 5/15/2043, 144A (b)	1,374,112
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $25,643,581)	26,162,161

	CORPORATE BOND - 7.1%
	FINANCIAL - 7.1%
3,250,000	Ocwen Financial Corp. 8.375% due 11/15/2022, 144A (b)	5,355,000
4,000,000	TitleMax Finance Corp., 8.500% due 9/15/2018, 144A (b)	3,700,000
5,500,000	Walter Investment Management Corp., 7.875% due 12/15/2021	3,258,750
	TOTAL CORPORATE BOND (Cost $13,367,970)	12,313,750

	MANUFACTURED HOUSING - 2.0%
3,995,021	Conseco Financial Corp., 6.970% due 5/15/2029	3,245,661
270,414	Origen Manufactured Housing Contract Trust 2001-A, 7.820% due 3/15/2032	268,387
	TOTAL MANUFACTURED HOUSING (Cost $3,541,987)	3,514,048

	SECOND LIEN MORTGAGE BACKED SECURITIES - 0.5%
193,874	Irwin Home Equity Loan Trust 2006-1, 0.966% due 9/25/2035, 144A (b)	178,812
260,588	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1, 3.771% due 6/25/2036	219,007
406,004	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1.602% due 1/25/2036, 144A (b)	395,819
	TOTAL SECOND LIEN MORTGAGE BACKED SECURITIES - (Cost $754,389)	793,638

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES - 46.2%
172,537	ABFC 2004-HE1 Trust, 3.532% due 10/25/2033	$131,458
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 6.232% due 11/25/2033	398,133
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 4.357% due 4/25/2034	202,779
665,232	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 3.982% due 4/25/2034	587,243
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 4.256% due 5/25/2035	1,145,649
491,405	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12, 5.741% due 1/25/2034	507,738
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004 R3, 3.742% due 5/25/2034	1,053,312
324,926	Amortizing Residential Collateral Trust 2001-BC6, 2.182% due 10/25/2031	245,359
414,596	Argent Securities Inc Asset Back Pass Thr Certs Ser 2003-W4, 5.029% due 10/25/2033, 144A (b)	258,640
251,563	Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5, 3.907% due 4/25/2034	228,860
97,927	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 3.757% due 1/25/2034	68,647
120,061	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 3.912% due 8/15/2033	114,207
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.212% due 2/25/2035	117,370
3,046,000	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE7, 2.232% due 7/25/2035	1,959,363
1,937,051	Asset-Backed Pass-Through Certificates Series 2002-3, 4.207% due 8/25/2032	1,007,145
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R2, 2.662% due 1/25/2035	1,274,445
355,569	Asset-Backed Pass-Through Certificates Series 2004-R12, 3.532% due 4/25/2034	253,914
575,000	Bear Stearns Asset Backed Securities Trust 2004-BO1, 4.756% due 10/25/2034	566,275
317,208	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 6.607% due 8/25/2034	275,816
614,023	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 3.082% due 9/25/2034	550,337
1,369,618	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 2.857% due 4/25/2035	1,162,068
1,324,403	Bear Stearns Asset Backed Securities I Trust 2007-HE2,1.152% due 3/25/2037	1,510,697
709,454	Bear Stearns Asset Backed Securities Trust 2004-HE2, 3.082% due 3/25/2034	669,115
714,748	Carrington Mortgage Loan Trust Series 2004-NC1, 3.307% due 5/25/2034	579,420
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 2.152% due 2/25/2035	766,374
175,403	C-BASS 2007-CB1 TRUST, 1.052% due 1/25/2037	68,110
655,462	CDC Mortgage Capital Trust 2003-HE2, 3.832% due 10/25/2033	542,026
1,273,027	CDC Mortgage Capital Trust 2004-HE3, 2.782% due 11/25/2034	1,163,471
473,412	Centex Home Equity Loan Trust 2001-B, 7.330% due 7/25/2032	445,175
550,856	Centex Home Equity Loan Trust 2004-B, 2.557% due 3/25/2034	401,644
2,449,038	Centex Home Equity Loan Trust 2004-C, 2.707% due 6/25/2034	1,816,338
196,805	Centex Home Equity Loan Trust 2004-D, 1.982% due 9/25/2034	180,780
811,945	Centex Home Equity Loan Trust 2005-A, 2.377% due 1/25/2035	442,478
154,556	Chase Funding Trust Series 2003-3, 4.885% due 5/25/2032	115,941
199,309	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1.302% due 5/25/2035, 144A (b)	182,005
302,993	Citicorp Mortgage Securities Trust Series 2007-7, 0.000% due 8/25/2037	216,099
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1, 5.513% due 7/25/2036	1,241,149
178,223	Citigroup Mortgage Loan Trust 2007-AR8, 3.166% due 7/25/2037	163,373
69,995	Citigroup Mortgage Loan Trust, Inc., 3.491% due 2/25/2034	69,540
81,198	Citigroup Mortgage Loan Trust, Inc., 3.434% due 3/25/2034	77,931
738,641	Citigroup Mortgage Loan Trust, Inc., 2.077% due 2/25/2035	668,807
316,181	Countrywide Asset-Backed Certificates, 4.357% due 3/25/2032, 144A (b)	303,161
782,101	Countrywide Asset-Backed Certificates, 1.642% due 4/25/2032	540,492
852,351	Countrywide Asset-Backed Certificates, 3.607% due 12/25/2032	560,914
142,732	Countrywide Asset-Backed Certificates, 3.532% due 4/25/2033	123,393
459,690	Countrywide Asset-Backed Certificates, 3.082% due 8/25/2033	448,410
162,471	Countrywide Asset-Backed Certificates, 2.932% due 2/25/2034	158,212
289,274	Countrywide Asset-Backed Certificates, 5.332% due 10/25/2034	57,362
469,498	Countrywide Asset-Backed Certificates, 1.432% due 3/25/2047, 144A (b)	272,762

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 46.2%
758,977	Credit Suisse First Boston Mortgage Securities Corp., 2.982% due 2/25/2035	$715,065
928,113	Credit-Based Asset Servicing and Securitization LLC., 2.932% due 4/25/2032	761,479
648,844	Credit-Based Asset Servicing and Securitization LLC., 6.607% due 10/25/2032	579,944
261,068	Credit-Based Asset Servicing and Securitization LLC., 2.407% due 1/25/2033	240,375
87,009	Credit-Based Asset Servicing and Securitization LLC., 2.077% due 1/25/2035	79,914
3,505,000	Credit-Based Asset Servicing and Securitization LLC., 5.239% due 9/25/2035, 144A (b)	2,563,525
2,920,000	Credit-Based Asset Servicing and Securitization LLC., 1.682% due 7/25/2036, 144A (b)	2,526,216
1,360,918	Credit-Based Asset Servicing and Securitization LLC., 4.203% due 5/25/2050, 144A (b)	1,050,344
888,097	CSFB Mortgage-Backed Trust Series 2004-7, 5.913% due 11/25/2034	352,972
441,912	CWABS Asset-Backed Certificates Trust 2005-1, 5.555% due 7/25/2035	326,031
783,000	CWABS Asset-Backed Certificates Trust 2005-4, 4.858% due 7/25/2035	247,445
2,246,577	CWABS Inc Asset-Backed Certificates Trust 2004-4, 5.482% due 8/25/2033	1,938,970
63,274	CWABS Inc Asset-Backed Certificates Trust 2004-5, 3.982% due 4/25/2034	61,633
394,055	CWABS Inc Asset-Backed Certificates Trust 2004-5, 3.307% due 5/25/2034	380,963
206,055	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1.837% due 8/25/2034	202,840
1,007,443	EMC Mortgage Loan Trust 2002-A, 3.532% due 5/25/2039, 144A (b)	643,109
281,641	FBR Securitization Trust, 1.657% due 10/25/2035	128,771
661,550	First Franklin Mortgage Loan Trust 2002-FFA, 2.982% due 9/25/2032	656,704
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 2.557% due 2/25/2033	472,996
523,920	First Franklin Mortgage Loan Trust 2003-FFH1, 3.607% due 9/25/2033	467,636
90,046	First Franklin Mortgage Loan Trust 2004-FFB, 5.038% due 6/25/2024	88,999
701,923	First Franklin Mortgage Loan Trust 2004-FF7, 5.500% due 9/25/2034	454,387
734,902	Fremont Home Loan Trust 2004-C, 2.707% due 8/25/2034	633,144
399,452	GE Capital Mortgage Services Inc 1999-HE2 Trust, 7.905% due 7/25/2029	167,114
178,106	GSAMP Trust 2003-SEA, 5.232% due 2/25/2033, 144A (b)	177,081
148,167	GSAMP Trust 2004-OPT, 3.532% due 11/25/2034	92,380
2,298,607	GSAMP Trust 2006-HE3, 1.262% due 5/25/2046	1,079,732
2,126,778	GSMPS Mortgage Loan Trust 2003-3, 7.092% due 6/25/2043, 144A (b)	1,237,095
237,122	Home Equity Asset Trust, 3.532% due 3/25/2033	192,341
1,333,643	Home Equity Asset Trust, 4.482% due 3/25/2034	1,188,122
197,525	Home Equity Asset Trust, 3.482% due 4/25/2034	163,076
595,987	Home Equity Asset Trust, 3.582% due 8/25/2034	710,877
770,660	Home Equity Asset Trust, 2.482% due 3/25/2035	628,357
44,002	Home Equity Loan Trust 2003-HS2, 4.370% due 7/25/2033	43,960
539,742	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 3.157% due 12/25/2032	432,014
199,646	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A, 5.945% due 4/25/20332	175,268
251,213	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 2.407% due 3/25/2035	204,605
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1.422% due 3/25/2036	114,174
15,830	IMC Home Equity Loan Trust 1998-5, 6.560% due 12/20/2029	16,192
271,105	Long Beach Mortgage Loan Trust 2001-2, 2.932% due 7/25/2031	257,547
164,675	Long Beach Mortgage Loan Trust 2003-3, 3.757% due 7/25/2033	161,794
789,025	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 3.457% due 7/25/2034	605,523
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 6.607% due 9/25/2035, 144A	767,253
110,344	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 3.832% due 5/25/2033	105,169
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 5.932% due 4/25/2033	690,590
344,809	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 6.607% due 6/25/2033	339,841
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.607% due 9/25/2033	482,498
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.382% due 9/25/2033	390,888
681,448	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 4.132% due 5/25/2034	669,384
2,028,724	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 3.007% due 8/25/2034	1,768,036
198,423	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.682% due 9/25/2034	192,352
366,387	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 2.932% due 9/25/2034	331,570
1,826,930	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 2.557% due 11/25/2034	1,454,939

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 46.2%
65,474	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 2.707% due 7/25/2034	$58,841
544,171	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 3.757% due 9/25/2034	522,409
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.407% due 1/25/2035	843,037
1,892,539	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 2.287% due 12/25/2034	1,511,495
1,034,727	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 2.077% due 1/25/2035	738,409
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 2.032% due 4/25/2035	150,621
92,567	Morgan Stanley Capital I Inc Trust 2003-NC4, 4.507% due 4/25/2033	82,938
218,577	Morgan Stanley Dean Witter Capital I Inc Trust 2002-AM2, 2.932% due 5/25/2032	191,879
610,045	MortgageIT Trust 2005-2, 1.792% due 5/25/2035	553,051
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1.262% due 3/25/2037	1,762,400
634,240	New Century Home Equity Loan Trust 2004-1, 3.307% due 5/25/2034	546,822
212,521	New Century Home Equity Loan Trust 2004-3, 2.707% due 11/25/2034	183,171
980,220	New Century Home Equity Loan Trust Series 2003-2, 3.982% due 1/25/2033	858,831
2,000,000	New Century Home Equity Loan Trust Series 2005-D, 1.452% due 2/25/2036	1,125,289
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 3.532% due 6/25/2034	1,132,861
144,205	NovaStar Mortgage Funding Trust Series 2004-3, 3.757% due 12/25/2034	122,143
296,554	Option One Mortgage Loan Trust 2004-2, 3.682% due 5/25/2034	241,494
471,258	Option One Mortgage Loan Trust 2004-2, 2.557% due 5/25/2034	423,052
5,257,799	Park Place Securities, Inc. Series 2005-WCW1, 1.642% due 9/25/2035	1,267,875
270,876	Provident Bank Home Equity Loan Trust 1999-3, 1.822% due 1/25/2031	245,881
115,905	Quest Trust, 5.857% due 2/25/2034, 144A (b)	115,693
1,000,000	RAMP Series 2005-EFC4 Trust, 1.612% due 9/25/2035	740,494
1,341,430	RASC Series 2004-KS6 Trust, 5.236% due 7/25/2034	872,402
719,805	SASCO Mortgage Loan Trust 2004-GEL2, 4.934% due 5/25/2034	593,367
468,365	SASCO Mortgage Loan Trust 2004-GEL2, 4.934% due 5/25/2034	429,747
731,223	Saxon Asset Securities Trust 2003-3, 3.907% due 12/25/2033	614,755
1,709,557	Saxon Asset Securities Trust 2004-1, 3.607% due 3/25/2035	411,181
1,000,000	Saxon Asset Securities Trust 2005-3, 2.182% due 11/25/2035	189,021
5,250,000	Saxon Asset Securities Trust 2006-1, 1.747% due 3/25/2036	865,294
332,258	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 3.157% due 2/25/2034	300,403
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 2.662% due 9/25/2034	108,243
254,881	Securitized Asset Backed Receivables LLC Trust 2005-FR3, 1.957% due 4/25/2035	171,149
321,530	Security National Mortgage Loan Trust 2005-1, 0.012% due 2/25/2035, 144A (b)	263,263
160,000	Soundview Home Loan Trust 2006-3, 1.232% due 11/25/2036	118,480
55,000	Soundview Home Loan Trust 2007-OPT2, 1.162% due 7/25/2037	41,486
364,736	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 3.382% due 8/25/2034	340,873
435,195	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 2.932% due 2/25/2035	410,870
326,191	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 3.532% due 2/25/2035	228,384
267,534	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 3.607% due 7/25/2035	258,586
148,843	Structured Asset Investment Loan Trust, 5.482% due 10/25/2033	145,451
54,405	Structured Asset Investment Loan Trust 2003-BC2, 2.362% due 4/25/2033	46,947
145,759	Structured Asset Investment Loan Trust 2003-BC4, 5.857% due 6/25/2033	118,654
851,404	Structured Asset Investment Loan Trust 2003-BC8, 5.482% due 8/25/2033	695,855
63,097	Structured Asset Investment Loan Trust 2003-BC8, 3.607% due 8/25/2033	60,662
406,111	Structured Asset Investment Loan Trust 2003-BC10, 5.482% due 10/25/2033	382,874
160,499	Structured Asset Investment Loan Trust 2004-8, 1.912% due 9/25/2034	146,275
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 2.257% due 12/25/2034	371,320
260,000	Terwin Mortgage Trust 2007-QHL1, 2.278% due 10/25/2038, 144A (b)	152,119
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE, 6.000% due 7/25/2034	143,723
1,421,366	Truman Capital Mortgage Loan Trust, 3.528% due 1/25/2034, 144A (b)	1,300,048
	TOTAL SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $76,591,270)	79,507,289

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Fair Value
	SHORT-TERM INVESTMENT - 10.4%
	MONEY MARKET FUND - 10.4%
17,933,245	Goldman Sachs Financial Square Funds - Government Fund	$17,933,245
	Government Fund, to yield 0.29% * (Cost $17,933,245)

	TOTAL INVESTMENTS - 101.5% (Cost $172,073,219) (a)	$174,833,579
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(2,612,544)
	NET ASSETS - 100.0%	$172,221,035

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $172,073,219 differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,953,929
Unrealized Depreciation:	(2,193,569)
Net Unrealized Appreciation:	$2,760,360

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(b)	144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2017 144A securities amounted to $49,135,527 or 28.5% of net assets.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

ASSETS
Investment in securities (identified cost $172,073,219), at fair value	$174,833,579
Receivable for securities sold	528,021
Interest receivable	490,808
Receivable for Fund shares sold	195,681
Prepaid expenses and other assets	23,241
TOTAL ASSETS	176,071,330

LIABILITIES
Payable for investments purchased	3,348,594
Investment advisory fees payable, net	244,436
Payable for Fund shares redeemed	233,371
Payable to related parties	16,769
Distribution (12b-1) fees payable	7,125
TOTAL LIABILITIES	3,850,295
NET ASSETS	$172,221,035

Net Assets Consist Of:
Paid in capital	$169,956,733
Accumulated net investment loss	(1,006,598)
Accumulated net realized gain from security transactions	510,540
Net unrealized appreciation of investments	2,760,360
NET ASSETS	$172,221,035

Net Asset Value Per Share:
Class A Shares:
Net Assets	$33,485,144
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,092,147
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.83
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$11.49

Class I Shares:
Net Assets	$138,735,891
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,802,533
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.84

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2017

INVESTMENT INCOME
Interest income	$2,880,851
TOTAL INVESTMENT INCOME	2,880,851

EXPENSES
Investment advisory fees	949,440
Distribution (12b-1) Fees:
Class A	25,784
Administrative services fees	68,353
Registration fees	27,923
Professional fees	19,148
Accounting services fees	18,286
Compliance officer fees	7,979
Trustees fees and expenses	7,979
Non 12b-1 shareholder servicing	6,982
Printing and postage expenses	5,984
Transfer agent fees	3,889
Custodian fees	2,495
Insurance expense	299
Other expenses	2,493
TOTAL EXPENSES	1,147,034

Less: Fees waived by the Adviser	(86,730)

NET EXPENSES	1,060,304
NET INVESTMENT INCOME	1,820,547

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from security transactions	512,048
Net change in unrealized appreciation on investments	1,012,571

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,524,619

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,345,166

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2017	Period Ended
	(Unaudited)	September 30, 2016 **
FROM OPERATIONS
Net investment income	$1,820,547	$1,227,389
Net realized gain from security transactions	512,048	16,073
Net change in unrealized appreciation of investments	1,012,571	1,747,789
Net increase in net assets resulting from operations	3,345,166	2,991,251

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(544,989)	(448,323)
Class I	(2,282,156)	(796,792)
From return of capital:
Class A	—	(139,965)
Class I	—	(340,837)
Net decrease in net assets resulting from distributions to shareholders	(2,827,145)	(1,725,917)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,698,381	17,445,520
Class I	108,683,179	34,002,818
Net asset value of shares issued in reinvestment of distributions:
Class A	528,628	564,276
Class I	2,059,332	988,616
Payments for shares redeemed:
Class A	(2,325,750)	(4,029,447)
Class I	(6,089,147)	(2,088,726)
Net increase in net assets resulting from shares of beneficial interest	123,554,623	46,883,057

TOTAL INCREASE IN NET ASSETS	124,072,644	48,148,391

NET ASSETS
Beginning of Period	48,148,391	—
End of Period*	$172,221,035	$48,148,391
* Includes undistributed net investment loss of:	$(1,006,598)	$—

SHARE ACTIVITY
Class A:
Shares sold	1,895,528	1,694,924
Shares reinvested	48,811	54,163
Shares redeemed	(214,346)	(386,933)
Net increase in shares of beneficial interest outstanding	1,729,993	1,362,154

Class I:
Shares sold	10,010,921	3,266,561
Shares reinvested	189,975	94,665
Shares redeemed	(559,572)	(200,017)
Net increase in shares of beneficial interest outstanding	9,641,324	3,161,209

**	The Deer Park Total Return Credit Fund commenced operations on October 16, 2015.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2017	Period Ended
Class A	(Unaudited)	September 30, 2016 (1)
Net asset value, beginning of period	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.44
Net realized and unrealized gain on investments	0.23	0.64
Total from investment operations	0.41	1.08
Less distributions from:
Net investment income	(0.22)	(0.34)
Return of capital	—	(0.10)
Total distributions	(0.22)	(0.44)
Net asset value, end of period	$10.83	$10.64
Total return (3)(6)	3.86%	10.97%
Net assets, at end of period (000s)	$33,485	$14,493
Ratio of gross expenses to average net assets (4)(5)	2.41%	3.25%
Ratio of net expenses to average net assets (5)	2.24%	2.24%
Ratio of net investment income to average net assets (5)	3.33%	4.82%
Portfolio Turnover Rate (6)	12%	28%

(1)	The Deer Park Total Return Credit Fund Class A shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2017	Period Ended
Class I	(Unaudited)	September 30, 2016 (1)
Net asset value, beginning of period	$10.65	$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.49
Net realized and unrealized gain on investments	0.23	0.62
Total from investment operations	0.42	1.11
Less distributions from:
Net investment income	(0.23)	(0.35)
Return of capital	—	(0.11)
Total distributions	(0.23)	(0.46)
Net asset value, end of period	$10.84	$10.65
Total return (3)(6)	3.96%	11.32%
Net assets, at end of period (000s)	$138,736	$33,655
Ratio of gross expenses to average net assets (4)(5)	2.16%	3.00%
Ratio of net expenses to average net assets (5)	1.99%	1.99%
Ratio of net investment income to average net assets (5)	3.55%	5.07%
Portfolio Turnover Rate (6)	12%	28%

(1)	The Deer Park Total Return Credit Fund Class I shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation.

The Fund currently offers Class A shares and Class I shares. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Subprime Residential Mortgage Backed Securities	$—	$79,507,289	$—	$79,507,289
Alternative-A/Prime Residential Mortgage Backed Securities	—	34,609,448	—	34,609,448
Commercial Mortgage Backed Securities	—	26,162,161	—	26,162,161
Corporate Bond	—	12,313,750	—	12,313,750
Manufactured Housing	—	3,514,048	—	3,514,048
Second Lien Mortgage Backed Securities	—	793,638	—	793,638
Short Term Investment	17,933,245	—	—	17,933,245
Total	$17,933,245	$156,900,334	$—	$174,833,579

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature.

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Should the Fund invest in derivative instruments, it would be exposed to market risk and would be disclosed in the portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $118,544,221 and $10,678,815, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. The Sub-Adviser is paid by the Adviser, not the Fund. For the six months ended March 31, 2017, the Fund incurred $949,440 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until November 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% per annum of Class A average daily net assets and 1.99% per annum for Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2017, the Adviser waived fees of $86,730 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2019
$246,743

Distributor – The Trust has adopted the Trust’s Master Distribution and Shareholder Services Plan for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% of the average daily net assets attributable to Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. Pursuant to the Plan, $25,784 in distribution fees for Class A shares were

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

incurred during the six months ended March 31, 2017.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2017, the Distributor received $100,838 from front-end sales charges of which $15,072 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 was as follows:

Fiscal Year Ended
September 30, 2016
Ordinary Income	$1,245,115
Return of Capital	480,802
$1,725,917

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,508)	$—	$—	$1,747,789	$1,746,281

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,508.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expense and tax adjustments for paydowns, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(480,947)	$498,528	$(17,581)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2017, Pershing held 70.0% of the voting securities of Class A shares and Schwab held 28.0% of the voting securities of Class I shares. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Pershing LLC or Schwab are also owned beneficially.

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/16	3/31/17	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Class A	$1,000.00	$ 1,038.60	$11.36	2.24%
Class I	1,000.00	1,039.60	10.15	1.99

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/16	3/31/17	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Class A	$1,000.00	$1,013.79	$11.22	2.24%
Class I	1,000.00	1,014.97	9.97	1.99

*	Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80477

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 6/8/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 6/8/17